Segment Reporting Net Sales (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 31, 2011		Dec. 25, 2010	Dec. 26, 2009
Segment Reporting
Net sales	$ 937.3	$ 954.4	$ 933.6	$ 690.4	$ 835.1	$ 875.0	$ 883.3	$ 661.0	$ 3,515.7	[1]	$ 3,254.4	$ 3,032.4	[1]
Unaffiliated Customers
Segment Reporting
Net sales									3,515.7		3,254.4	3,032.4
Canada
Segment Reporting
Net sales									2,067.3	[1]	1,938.2	1,732.3	[1]
Canada | Unaffiliated Customers
Segment Reporting
Net sales									1,987.4		1,894.9	1,687.0
United States and Territories | Unaffiliated Customers
Segment Reporting
Net sales									81.3		44.6	46.3
United Kingdom
Segment Reporting
Net sales									1,333.5	[1]	1,234.9	1,226.2	[1]
United Kingdom | Unaffiliated Customers
Segment Reporting
Net sales									1,313.9		1,217.7	1,180.3
Other Foreign Countries | Unaffiliated Customers
Segment Reporting
Net sales									$ 133.1		$ 97.2	$ 118.8

[1]	Represents intersegment sales from the U.K. segment to the MCI segment, which began in 2011.